USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST


                        SUPPLEMENT DATED DECEMBER 8, 2003

                                TO THE PROSPECTUS
              DATED MAY 1, 2003, AS SUPPLEMENTED NOVEMBER 20, 2003

This supplement updates certain information contained in the prospectus and should be attached to the prospectus and retained for future reference.

Effective December 8, 2003, USAllianz Advisers, LLC has entered into an agreement with Oppenheimer Funds, Inc. (Oppenheimer) pursuant to which Oppenheimer has been retained as the subadviser of the USAZ AllianceBernstein Technology Fund, which will now be known as the USAZ Oppenheimer Emerging Technologies Fund (the "Fund").

The subadviser information for the Fund on page 47 of the prospectus is replaced with the following:

   OPPENHEIMER FUNDs: Emerging Growth, Emerging Technologies
   SUBADVISER:        Oppenheimer Funds, Inc., is located at 498 Seventh Ave,
                      New York NY 10018. Oppenheimer Funds has been an investment adviser since January 1960 and managed $120 billion in assets as of December 31, 2002, including more than 60 mutual funds having more than 7 million shareholder accounts.

The portfolio manager description for the Fund on page 50 of the prospectus is replaced with the following:

         USAZ OPPENHEIMER EMERGING TECHNOLOGIES FUND: Laura Granger, Portfolio Manager, is the person primarily responsible for the day-to-day management of the USAZ OPPENHEIMER EMERGING TECHNOLOGIES FUND. She has been a Vice President of OppenheimerFunds since October 2000. Previously, she was a portfolio manager at Fortis Advisors from July 1998 through October 2000, prior to which she was a portfolio manager at General Motors Investment Management from July 1993 through July 1998. Ms. Granger also manages Oppenheimer Emerging Growth Fund.




                                                           USAZPRO-002-0503





                   USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST


                        SUPPLEMENT DATED DECEMBER 8, 2003

                                     TO THE
                       STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2003

This supplement updates certain information contained in the statement of additional information (SAI) and should be attached to the SAI and retained for future reference.

Effective December 8, 2003, USAllianz Advisers, LLC has entered into an agreement with Oppenheimer Funds, Inc. (Oppenheimer) pursuant to which Oppenheimer has been retained as the subadviser of the USAZ AllianceBernstein Technology Fund, which will now be known as the USAZ Oppenheimer Emerging Technologies Fund.




                                                               USAZSAI-002-0503